Note 35 - Dividends	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of dividends [text block]
35	Dividends

	2024	2023	2022
Dividends declared to owners of the Company	10,752	8,752	8,975
Dividends declared to NCI	3,024	1,512	1,814
	13,776	10,264	10,789
Dividends declared and paid to owners of the Company	10,752	8,752	7,178
Dividends declared and paid to NCI	1,550	550	1,728
Dividends declared and due to owners of the Company	–	–	1,797
Dividends declared and due to NCI	2,522	1,048	86
	14,824	10,350	10,789

Dividends Paid	2024	2023	2022
Opening balance dividends due	1,048	1,883	–
Dividends declared	13,776	10,264	10,789
Closing balance dividends due	(2,522)	(1,048)	(1,883)
	12,302	11,099	8,906

Quarterly dividend per share history:

Declaration date	cents per share
January 13, 2022	14.0
April 18, 2022	14.0
July 14, 2022	14.0
October 13, 2022	14.0
December 30, 2022	14.0
April 3, 2023	14.0
June 29, 2023	14.0
September 28, 2023	14.0
January 2, 2024	14.0
March 27, 2024	14.0
July 1, 2024	14.0
November 11, 2024	14.0
March 24, 2025	14.0